Borrowings and financial liabilities - Conditional advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Balance at beginning of period	€ 28,863
Balance at end of period	23,640	€ 28,863
BPI - Sarcob
Borrowings and financial liabilities
Balance at beginning of period	56	112
Repayment	(59)	(59)
Financial expenses	1	3
Others	2
Balance at end of period		56
Value on redemption		59
BPI - Sarcob | Less than 1 year
Borrowings and financial liabilities
Value on redemption		59
BPI - BIO101
Borrowings and financial liabilities
Balance at beginning of period	474	677
Repayment	(165)	(220)
Financial expenses	15	18
Balance at end of period	324	474
Value on redemption	324	495
BPI - BIO101 | Less than 1 year
Borrowings and financial liabilities
Value on redemption	269	220
BPI - BIO101 | One to five years
Borrowings and financial liabilities
Value on redemption	55	275
AFM Telethon - BIO101
Borrowings and financial liabilities
Balance at beginning of period	386	378
Financial expenses	8	8
Others	(9)
Balance at end of period	385	386
Value on redemption	385	400
AFM Telethon - BIO101 | Less than 1 year
Borrowings and financial liabilities
Value on redemption	91	100
AFM Telethon - BIO101 | One to five years
Borrowings and financial liabilities
Value on redemption	294	300
BPI - BIO201
Borrowings and financial liabilities
Balance at beginning of period	367
Proceeds from conditional advances		400
Subsidies		(38)
Financial expenses	7	5
Balance at end of period	373	367
Value on redemption	373	400
BPI - BIO201 | One to five years
Borrowings and financial liabilities
Value on redemption	373	240
BPI - BIO201 | More than five years
Borrowings and financial liabilities
Value on redemption		160
Conditional advances
Borrowings and financial liabilities
Balance at beginning of period	1,283	1,167
Proceeds from conditional advances		400
Repayment	(225)	(279)
Subsidies		(38)
Financial expenses	31	33
Others	(7)
Balance at end of period	1,083	1,283
Value on redemption	1,083	1,354
Conditional advances | Less than 1 year
Borrowings and financial liabilities
Value on redemption	360	379
Conditional advances | One to five years
Borrowings and financial liabilities
Value on redemption	€ 722	815
Conditional advances | More than five years
Borrowings and financial liabilities
Value on redemption		€ 160